Taxes	12 Months Ended
Mar. 31, 2025
Taxes [Abstract]
Taxes

Note 9 — Taxes

British Virgin Islands

ALE Group Holding and ALE (BVI) Limited are incorporated in the British Virgin Islands and conduct all of the Company’s businesses through the Company’s subsidiary in Hong Kong, ALE Corporate Services Limited. Under the current laws of the British Virgin Islands, ALE Group Holding and ALE (BVI) Limited are not subject to tax on income or capital gains. In addition, upon payments of dividends by the ALE (BVI) Limited and the Company’s subsidiary in Hong Kong, ALE Corporate Services Limited to the Company’s shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Two-tier Profits Tax Rates

ALECS is incorporated in Hong Kong and is subject to Hong Kong profits tax compliance.

The two-tier profits tax rates system was introduced under the Inland Revenue (Amendment)(No.3) Ordinance 2018 (the “Ordinance”) of Hong Kong and became effective for the assessment year 2018/2019. Under the two-tier profit tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits of a corporation will be subject to the lowered tax rate of 8.25%, while the remaining assessable profits will be subject to the legacy tax rate of 16.5%. The Ordinance only allows one entity within a group of “connected entities” to be eligible for the two-tier tax rate benefit. An entity is a connected entity of another entity if (1) one of them has control over the other; (2) both of them are under the control (more than 50% of the issued share capital) of the same entity; (3) in the case of the first entity being a natural person carrying on a sole proprietorship business-the other entity is the same person carrying on another sole proprietorship business. Under the Ordinance, it is an entity’s election to nominate an entity that will be subject to the two-tier profits tax rate on its Profits Tax Return. The election is irrevocable.

ALECS elected the two-tier profits tax rate for its tax years of 2022, 2023 and 2024. ALECS applies the two-tier profits tax rate for its provision for current income and deferred taxes.

For the tax years of 2022, 2023 and 2024, the Financial Secretary of Hong Kong provided concessionary measures by providing tax reduction (“tax credit”) of profits tax up to HKD 6,000, HKD 3,000 and HKD 1,500 per case, respectively.

Net operating loss will carry forward indefinitely under Hong Kong profits tax regulation. As of March 31, 2024 and 2025, the Company did not generate net operating loss carry forwards available to offset future taxable income.

The income tax provision consisted of the following components:

	For the years ended March 31
	2023	2024	2025
	HKD	HKD	HKD	US$
Current:
Hong Kong	$879,171	$1,414,234	$1,345,848	$172,990
Total current	879,171	1,414,234	1,345,848	172,990

Deferred:
Hong Kong	(17,326)	65,745	5,319	684
Total deferred	(17,326)	65,745	5,319	684
Total provision for income taxes	$861,845	$1,479,979	$1,351,167	$173,674

A reconciliation between the Company’s actual provision for income taxes and the provision at the Hong Kong statutory rate was as follows:

	For the years ended March 31
	2023	2024	2025
	HKD	HKD	HKD	US$
Income before income tax	$6,889,496	$6,742,758	$7,599,678	$976,833
Hong Kong income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	1,141,247	1,112,555	1,253,947	161,178
Preferential rate	(165,000)	(165,000)	(165,000)	(21,208)
Impact of foreign rate differential	-	65,702	184,302	23,689
Non-taxable items in Hong Kong	(40,216)	(24,415)	(17,590)	(2,261)
Non-deductible items in Hong Kong	305,519	201,627	97,008	12,469
Prior years’ adjustments	(374,705)	292,510	-	-
Tax credit	(5,000)	(3,000)	(1,500)	(193)
Total income tax expense	$861,845	$1,479,979	$1,351,167	$173,674
Effective tax rate	12.5%	21.9%	17.8%	17.8%

Deferred tax

Significant components of deferred tax were as follows:

	As of March 31,
	2024	2025
	HKD	HKD	US$
Deferred tax assets:
Provision for credit losses	$157	$346	$44
Depreciation	15,896	10,388	1,336
Total deferred tax assets	16,053	10,734	1,380

Deferred tax liabilities:
Total deferred tax liabilities	-	-	-
Deferred tax assets, net	$16,053	$10,734	$1,380

The Company believes that a valuation allowance is not necessary for the deferred assets because there will be sufficient operating income generated in future years based on the fact that the Company’s subsidiary in Hong Kong generated profits historically and for the years ended March 31, 2024 and 2025.

The Company’s tax jurisdiction is Hong Kong and the Company files profits tax returns with the Hong Kong Inland Revenue Department (the “HKIRD”). Hong Kong profits tax returns remain subject to examination by the HKIRD for six years after the date of filing. The tax years 2018 through 2023 remain subject to examination by the HKIRD.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2024 and 2025 and for the years ended March 31, 2023, 2024 and 2025, the Company did not have any unrecognized tax benefits.

As of March 31, 2025, the Company, following a conservative approach, recognized an income tax liability of approximately HKD 1.4 million (US$0.2 million) in its consolidated financial statements related to the deduction of certain professional fees under Hong Kong profits tax regulations. The Company has classified specific professional fees incurred during the IPO preparation as tax-deductible expenses in its Hong Kong income tax returns. Management regularly reviews the Company’s tax positions, continues to monitor any correspondence and assessments from the HKIRD and will update the financial statements in response to any developments, correspondence, or assessments from the HKIRD regarding this matter.